Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Number of Share Purchase Warrants, Issued	142,874	10,000,000	10,142,874
Warrant exercise price	$ 1	$ 1	$ 1.35	$ 1.21	$ 1.21	$ 1.21	$ 1.18
Fair value		$ 4,300
Estimated fair value additional warrants issued			$ 8		$ 8